Basis of Presentation and General Information (Tables)	6 Months Ended
Jun. 30, 2022
Basis of Presentation and General Information [Abstract]
Subsidiaries
As of June 30, 2022, the Company was the sole owner of all outstanding shares of the following subsidiary companies. The following list is not exhaustive as the Company has other subsidiaries relating to vessels that have been sold and that remain dormant for the periods presented in these unaudited interim condensed consolidated financial statements as well as intermediary companies that are 100% subsidiaries of the Company that own shipowning companies.

Companies	Date of Incorporation	Country of Incorporation	Activity
Top Tanker Management Inc.	May 2004	Marshall Islands	Management company

Wholly owned Shipowning Companies (“SPC”) with vessels in operation during period ended June 30, 2022		Date of Incorporation	Country of Incorporation	Vessel	Delivery Date
1	PCH Dreaming Inc.	January 2018	Marshall Islands	M/T Eco Marina Del Ray	March 2019
2	South California Inc.	January 2018	Marshall Islands	M/T Eco Bel Air	April 2019 (sold and leased back in 2020)
3	Malibu Warrior Inc.	January 2018	Marshall Islands	M/T Eco Beverly Hills	May 2019 (sold and leased back in 2020)
4	Roman Empire Inc.	February 2020	Marshall Islands	Eco West Coast	March 2021
5	Athenean Empire Inc.	February 2020	Marshall Islands	Eco Malibu	May 2021
6	Eco Oceano Ca Inc.	December 2020	Marshall Islands	Eco Oceano Ca	March 2022
7	Julius Caesar Inc.	May 2020	Marshall Islands	Julius Caesar (Hull No. 3213)	January 2022
8	Legio X Inc.	December 2020	Marshall Islands	Legio X Equestris (Hull No. 3214)	March 2022

50% Owned Companies
As of June 30, 2022, the Company was the owner of 50% of outstanding shares of the following companies.

	SPC	Date of Incorporation	Country of Incorporation	Vessel	Built Date
1	California 19 Inc.	May 2019	Marshall Islands	M/T Eco Yosemite Park	March 2020
2	California 20 Inc.	May 2019	Marshall Islands	M/T Eco Joshua Park	March 2020